LOANS RECEIVABLE, NET - Summary of Loans Receivable, Net (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	¥ 129,521,094	$ 18,242,665	¥ 181,667,170
Less: bad debt provision	(277,097,025)	(39,028,300)	(54,668,667)
Loans receivable, non-current portion	70,690,305	9,956,521	177,172,509
Less: allowances	(39,793,823)	(5,604,843)	(224,649,006)
Franchisees
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	374,022,230	52,679,930	197,473,408
Loans receivable, non-current portion	90,484,128	12,744,423	373,477,244
Third parties
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	32,595,889	4,591,035	38,862,429
Loans receivable, non-current portion	¥ 20,000,000	$ 2,816,941	¥ 28,344,271